Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small-Mid Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital growth by investing primarily in common stocks.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If a separate account’s fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until September 30, 2015, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 1.00%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any such renewal.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 148% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	148.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected then the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. In pursuing that objective, under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small- and mid-cap companies located in domestic (U.S.) markets.

Generally, small- and mid-cap companies include companies whose market capitalizations, at the time of purchase, are within the range of the market capitalization of companies constituting the Russell 2500® Growth Index. If the market capitalization of a company held by the Fund subsequently moves outside of this range, the Fund is not required to sell the securities. As of June 30, 2014, the market capitalization range of the Russell 2500® Growth Index was between $1.43 million and $9.80 billion.

The sub-adviser may engage in frequent and active trading of portfolio securities to achieve the Fund’s investment objective.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the sub-adviser may fail to produce the intended result. The sub-adviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Growth Style Risk: Generally, “growth” stocks are stocks of companies that a sub-adviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of fast growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, because growth stocks trade at higher prices relative to current earnings.

Mid-Cap Company Risk: Investing primarily in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Small-Cap Company Risk: Investing primarily in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Market Risk: The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Active Trading Risk: The Fund may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell 2000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Goldman Sachs Asset Management, L.P. (“GSAM”) assumed sub-advisory responsibility on August 16, 2013. Prior to this time, the Fund was sub-advised by Wells Capital Management Incorporated and Century Capital Management, LLC.

Effective August 16, 2013, the Fund changed its benchmark from the Russell 2000® Growth Index to the Russell 2500® Growth Index. GSAM utilizes a strategy which invests in small- and mid-cap issuers. These issuers have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the outside range of the market capitalizations of companies constituting the Russell 2000® Growth Index and the Russell Midcap® Growth Index, as last reported by the indexes prior to the time of investment.

As of June 30, 2014, the Russell 2000® Index benchmark had a market capitalization range between $1.43 million to $4.51 billion. As of June 30, 2014, the Russell 2500® Growth benchmark had a market capitalization range between $1.43 million and $9.80 billion. The Russell 2500® Growth Index therefore best represents the Fund’s investment strategy, which is the reason for the change.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Russell 2000® Growth Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 19.52% (quarter ending June 30, 2009) and the lowest return for a quarter -25.96% (quarter ending December 31, 2008). For the year-to-date through June 30, 2014, the Fund’s return was 6.02%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.96%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective August 16, 2013, the Fund changed its benchmark from the Russell 2000® Growth Index to the Russell 2500® Growth Index. GSAM utilizes a strategy which invests in small- and mid-cap issuers. These issuers have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the outside range of the market capitalizations of companies constituting the Russell 2000® Growth Index and the Russell Midcap® Growth Index, as last reported by the indexes prior to the time of investment.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2013)
Russell 2500® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	40.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	24.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2005
Russell 2000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	43.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	22.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2005
Small-Mid Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	566
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,257
Annual Return 2006	rr_AnnualReturn2006	6.93%
Annual Return 2007	rr_AnnualReturn2007	(2.82%)
Annual Return 2008	rr_AnnualReturn2008	(39.69%)
Annual Return 2009	rr_AnnualReturn2009	40.86%
Annual Return 2010	rr_AnnualReturn2010	26.23%
Annual Return 2011	rr_AnnualReturn2011	(4.36%)
Annual Return 2012	rr_AnnualReturn2012	11.61%
Annual Return 2013	rr_AnnualReturn2013	34.76%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	34.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	20.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2005